Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May. 02, 2015	May. 03, 2014
Deferred tax assets:
Estimated accrued liabilities	$ 131,347	$ 124,875
Inventory	28,437	42,671
Insurance liability	9,149	8,804
Loss and credit carryovers	28,735	47,308
Lease transactions	25,292	24,499
Pension	6,175	4,885
Stock-based compensation	4,565	6,364
Investments in equity securities	39	1,564
Depreciation	4,501
Other	809	1,263
Gross deferred tax assets	239,049	262,233
Valuation allowance	(1,215)	(19,176)
Net deferred tax assets	237,834	243,057
Deferred tax liabilities:
Prepaid expenses	(6,777)	(6,900)
Goodwill and intangible asset amortization	(210,249)	(209,541)
Investment in Barnes & Noble.com	(78,526)	(78,554)
Depreciation		(15,257)
Gross deferred tax liabilities	(295,552)	(310,252)
Net deferred tax liabilities	$ (57,718)	$ (67,195)